Prepayments and Other Assets, Net (Details) - Schedule of Prepayments and Other Assets, Net - USD ($)		Mar. 31, 2023	Sep. 30, 2022
Schedule of Prepayments and Other Assets, Net [Abstract]
Prepaid rents	[1]	$ 70,969	$ 75,074
Prepaid service fee	[2]	537,377	590,363
Loans to third-parties	[3]	283,551	780,934
Advances to vendors	[4]	55,332	140,578
Advance to employees	[5]	10,669	35,471
Security deposits		154,309	323,419
Others	[6]	436,657	55,340
Prepayment and other assets, net		1,548,864	2,001,179
Prepayment and other current assets, net		1,079,672	1,022,309
Prepayments and other non-current assets, net		$ 469,192	$ 978,870

[1]	Prepaid rents represent the prepayment of rent related to leases expiring within 12 months.
[2]	The prepaid expenses of $469,192 were classified as non-current assets, which mainly represents the prepayment for teaching platform software technical service provided by a third-party service provider that will be amortized over three years.
[3]	Loans to third-parties represent the balance lend to various third-parties for their working capital needs at rate of 5% per annum.
[4]	Advances to vendors primarily included prepayment for leasehold improvement.
[5]	Advance to employees was provided to staff for travelling and business-related use and are expensed as incurred.
[6]	Others primarily included funds deposited in payment platforms such as Alipay and WeChat, and bank deposit in transit that was deposited into the bank accounts of the Company subsequently.